Inventories - Summary of Changes in Company's Inventory Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Beginning balance	$ 17,419	$ 24,204
Valuation allowance	199	428
Sell-through or scrap of inventory	(2,721)	(7,213)
Ending balance	$ 14,897	$ 17,419